Equity - Additional Information (Detail) S/ / shares in Units, $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 06, 2018 USD ($) $ / shares shares	Dec. 31, 2019 PEN (S/) S/ / shares shares	Dec. 31, 2018 PEN (S/) S/ / shares shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Apr. 02, 2019 PEN (S/) shares	Dec. 31, 2013 PEN (S/)
Disclosure of classes of share capital [line items]
Capital increase | $	$ 130
Capital increase shares subscribed							142,483,663
Number of shares represents as capital	211,864,407
Authorized capital | S/							S/ 871,917,855
Par value per share | (per share)	$ 0.6136		S/ 1.00
Number of shares subscribed			69,380,402
Number of shares represents as capital		729,434,192
Number of shares registered in public registries			660,053,790
Number of shares in process of registration			69,380,402
Number of equity shares per American Depository Shares | S/ / shares			S/ 5
Quoted share price | S/ / shares		S/ 1.70	S/ 1.99
Trading frequency, percentage		95.24%	91.60%
Percentage of net profit transferred to legal reserve		10.00%
Maximum allowed percentage to legal reserve to paid-in capital		20.00%
Voluntary reserve | S/		S/ 29,974,000	S/ 29,974,000
Excess of total income obtained by shares issued over nominal value | S/		S/ 138,900,000	S/ 68,200,000					S/ 1,055,500,000
Dividend rate percentage					6.80%	4.10%
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares		218,043,480	41,586,332
American depository shares [member]
Disclosure of classes of share capital [line items]
Number of shares		43,608,696	207,931,660
2017 and onwards [member]
Disclosure of classes of share capital [line items]
Dividend rate percentage				5.00%